Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Long-term Debt, by Current and Noncurrent [Abstract]
Summary of debt
Debt consisted of the following (in thousands):

	As of September 30, 2021	As of December 31, 2020
PPP loan	$—	$104
Share settlement note	—	50
Cargill Loan	16,293	—
Unamortized deferred financing costs, Cargill Loan	(655)	—
Convertible notes with fair value adjustment ($26,050 thousand in face value)	31,117	—

Total debt	46,755	154
Share settlement note - short term	—	(50)
Convertible notes with fair value adjustment ($26,050 thousand in face value)	(31,117)	—

Long-term debt, less current portion and convertible notes	$15,638	$104

	As of December 31,
	2020	2019
Promissory notes	$—	$2,497
PPP loan	104	—
Share settlement note	50	—

Total debt	154	$2,497

Less: current portion	(50)	—

Long-term debt, less current portion	$104	$2,497